Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2027
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550.00
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's Registration Statement on Form S-3ASR (Registration No. 333-278066), originally filed with the Securities and Exchange Commission (the "Commission") on March 19, 2024 and subsequently amended by Post-Effective Amendment No. 1 filed with the Commission on May 14, 2024, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.850% Notes due 2027
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 749,287,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,715.92
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.150% Notes due 2030
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 748,747,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,633.24
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes due 2032
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,810,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,070.91
Offering Note	See note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Notes due 2035
Amount Registered | shares	1,750,000,000
Maximum Aggregate Offering Price	$ 1,749,842,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 267,900.89
Offering Note	See note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Notes due 2055
Amount Registered | shares	1,250,000,000
Maximum Aggregate Offering Price	$ 1,246,237,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 190,798.96
Offering Note	See note 1.